Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 28, 2023	Apr. 28, 2022	Apr. 28, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

This section should be read in conjunction with the Compensation Discussion & Analysis in this Proxy Statement, which includes additional discussion of the objectives of our executive compensation program and how they are aligned with the Company’s financial and operational performance.

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (CAP) and certain financial performance measures of the Company. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion & Analysis section of this Proxy Statement.

Pay Versus Performance Table

			Average Summary Compensation Table for Non- PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	Summary Compensation Table Total for CEO/PEO ($)	Compensation Actually Paid to CEO/PEO ($)(2)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($ millions)	Adjusted Operating Income ($ millions)(5)
2023	11,370,423	4,654,387	4,883,872	5,106,463	159.90	175.17	1,274	1,227
2022	18,883,551	17,384,526	8,466,683	4,539,483	180.47	162.08	937	1,251
2021	14,358,852	41,911,587	6,478,405	14,519,390	179.77	159.07	730	987

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(1)	The PEO for each year was George Kurian. The Non-PEO NEOs for (i) fiscal year 2023 were Michael J. Berry, Cesar Cernuda, Harvinder S. Bhela and Elizabeth M. O’Callahan, (ii) fiscal year 2022 were Michael J. Berry, Cesar Cernuda, Harvinder S. Bhela, Elizabeth M. O’Callahan, Bradley R. Anderson and Matthew K. Fawcett, and (iii) fiscal year 2021 were Michael J. Berry, Cesar Cernuda, Bradley R. Anderson, Matthew K. Fawcett and Henri Richard.

Peer Group Issuers, Footnote [Text Block]
(4)	We selected the S&P 500 Information Technology Sector as our peer group for purposes of this disclosure, which is an industry peer group reported in the Company’s Annual Report on Form 10-K filed with the SEC on June 14, 2023. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 11,370,423	$ 18,883,551	$ 14,358,852
PEO Actually Paid Compensation Amount	$ 4,654,387	17,384,526	41,911,587
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	“Compensation Actually Paid” to the CEO/PEO reflect the following adjustments from Total Compensation reported in the Summary Compensation table:
Total Equity Award Adjustments to Determine Compensation “Actually Paid” for CEO/PEO	FY 2023 ($)	FY 2022 ($)	FY 2021 ($)
Total Reported in Summary Compensation Table	11,370,423	18,883,551	14,358,852
Less change in actuarial present value reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the summary compensation table	0	0	0
Plus “service cost” for pension plans	0	0	0
Less for amounts reported under the “Stock Awards” column in the summary compensation table	(9,908,566)	(15,745,686)	(10,779,520)
Less for amounts reported under the “Option Awards” column in the summary compensation table	0	0	0
Plus the fair value of awards as of the end of the covered year granted during the covered year that remain outstanding and unvested as of year-end	8,899,916	14,770,570	29,091,755
Plus the change in fair value from prior year-end to current year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(5,660,045)	(1,191,418)	4,602,065
Plus fair value for awards that are granted and vested in the covered year	0	0	0
Plus the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(47,341)	667,509	4,638,435
Less the fair value as of prior year-end of awards granted prior to covered year that were forfeited during covered year	0	0	0
Plus the dollar value of any dividends or other earnings paid on awards in the covered year prior to the vesting date that are not otherwise included	0	0	0
Total Equity Award Adjustments	(6,716,036)	(1,499,025)	27,552,735
Compensation Actually Paid	4,654,387	17,384,526	41,911,587
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion & Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

Non-PEO NEO Average Total Compensation Amount	$ 4,883,872	8,466,683	6,478,405
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,106,463	4,539,483	14,519,390
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The average “Compensation Actually Paid” to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
Total Equity Award Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	FY 2023 Average ($)	FY 2022 Average ($)	FY 2021 Average ($)
Total Reported in Summary Compensation Table	4,883,872	8,466,683	6,478,405
Less change in actuarial present value reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the summary compensation table	0	0	0
Plus “service cost” for pension plans	0	0	0
Less for amounts reported under the “Stock Awards” column in the summary compensation table	(4,017,277)	(7,139,096)	(4,951,122)
Less for amounts reported under the “Option Awards” column in the summary compensation table	0	0	0
Plus the fair value of awards as of the end of the covered year granted during the covered year that remain outstanding and unvested as of year-end	3,673,680	4,018,049	10,225,420
Plus the change in fair value from prior year-end to current year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	582,622	(261,591)	1,260,053
Plus the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(16,434)	212,106	895,941
Plus the fair value for awards granted and vested in the covered year	0	0	610,693
Less the fair value as of prior year-end of awards granted prior to covered year that were forfeited during covered year	0	(756,668)	0
Plus the dollar value of any dividends or other earnings paid on awards in the covered year prior to the vesting date that are not otherwise included	0	0	0
Total Equity Award Adjustments	222,591	(3,927,200)	8,040,985
Compensation Actually Paid	5,106,463	4,539,483	14,519,390
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion & Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP and TSR

The graph below shows the relationship between (i) the three-year total return to stockholders on our common stock and the return on the S&P 500 Information Technology Sector, in each case assuming that $100 was invested in our common stock and in the S&P 500 Information Technology Sector on April 24, 2020 and that any dividends were reinvested, and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of Fiscal Year 2023, 2022 and 2021.

Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

CAP vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Net Income

The graph below shows the relationship between our net income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of Fiscal Year 2023, 2022 and 2021.

Relationship Between Compensation Actually Paid and Net Income

CAP vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP and Adjusted Operating Income

The graph below shows the relationship between our adjusted operating income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of Fiscal Year 2023, 2022 and 2021.

Relationship Between Compensation Actually Paid and Adjusted Operating Income

CAP vs. Adjusted Operating Income

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

As described in greater detail in the Compensation Discussion & Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. We utilize metrics for our short- and long-term incentive compensation programs based on an objective of driving profitable growth and increasing stockholder value. Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs, including our CEO, for Fiscal Year 2023, to Company performance.

These measures are not ranked by importance.

Adjusted Operating Income
Revenue
Billings*
*	Billings is not prepared in accordance with GAAP. For a reconciliation of this non-GAAP financial measure to the most directly comparable GAAP financial measure and insight into how this non-GAAP measure is considered by management, please see Annex A to this Proxy Statement.

Total Shareholder Return Amount	$ 159.90	180.47	179.77
Peer Group Total Shareholder Return Amount	175.17	162.08	159.07
Net Income (Loss) Attributable to Parent	$ 1,274,000,000	$ 937,000,000	$ 730,000,000
Company Selected Measure Amount	1,227,000,000	1,251,000,000	987,000,000
PEO Name	George Kurian	George Kurian	George Kurian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]
(5)	Adjusted Operating Income represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. Adjusted Operating Income is non-GAAP operating income less stock compensation expense. For a reconciliation of Adjusted Operating Income to the most directly comparable GAAP financial measure and insight into how Adjusted Operating Income is considered by management, please see Annex A to this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Billings*
P E O Less Change In Actuarial Present Value Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
P E O Plus Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Less For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,908,566)	(15,745,686)	(10,779,520)
P E O Less For Amounts Reported Under The Option Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Plus The Fair Value Of Awards As Of The End Of The Covered Year Granted During The Covered Year That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,899,916	14,770,570	29,091,755
P E O Plus The Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,660,045)	(1,191,418)	4,602,065
P E O Plus Fair Value For Awards That Are Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Plus The Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,341)	667,509	4,638,435
P E O Less The Fair Value As Of Prior Year End Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Plus The Dollar Value Of Any Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To The Vesting Date That Are Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,716,036)	(1,499,025)	27,552,735
Non P E O N E O Less Change In Actuarial Present Value Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Plus Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Less For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,017,277)	(7,139,096)	(4,951,122)
Non P E O N E O Less For Amounts Reported Under The Option Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Plus The Fair Value Of Awards As Of The End Of The Covered Year Granted During The Covered Year That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,673,680	4,018,049	10,225,420
Non P E O N E O Plus The Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	582,622	(261,591)	1,260,053
Non P E O N E O Plus The Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,434)	212,106	895,941
Non P E O N E O Plus Fair Value For Awards That Are Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	610,693
Non P E O N E O Less The Fair Value As Of Prior Year End Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(756,668)	0
Non P E O N E O Plus The Dollar Value Of Any Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To The Vesting Date That Are Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 222,591	$ (3,927,200)	$ 8,040,985